Debt (Unamortized Debt Issuance Costs) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Mar. 21, 2017	[2]	Dec. 31, 2016	Dec. 31, 2015
Unamortized debt issuance costs
Total unamortized debt issuance costs	[1]	$ 1,649
New Revolver
Unamortized debt issuance costs
Total unamortized debt issuance costs		$ 1,649	$ 1,125
Predecessor
Unamortized debt issuance costs
Total unamortized debt issuance costs	[1]				$ 2,303	$ 23,426
Predecessor | 9.875% Senior Notes due 2020
Unamortized debt issuance costs
Total unamortized debt issuance costs						4,078
Predecessor | 8.25% Senior Notes due 2021
Unamortized debt issuance costs
Total unamortized debt issuance costs						5,459
Predecessor | 7.625% Senior Notes due 2022
Unamortized debt issuance costs
Total unamortized debt issuance costs						8,822
Predecessor | Prior Credit Facility
Unamortized debt issuance costs
Total unamortized debt issuance costs					$ 2,303	$ 5,067

[1]	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.
[2]	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.